8. Accrued Compensation (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($)
Gain on extinguishment of debt	$ 105,012
Payroll taxes [Member]
Payments for federal payroll taxes	52,597
Decrease in federal tax liability	(60,000)
Gain on extinguishment of debt	54,000
Decrease in interest expense	$ (6,000)